Description of the Business	12 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business	Description of the Business
Cimpress is a strategically focused group of more than a dozen businesses that specialize in mass customization, via which we deliver large volumes of individually small-sized customized orders for a broad spectrum of print, signage, photo merchandise, invitations and announcements, writing instruments, packaging, apparel and other categories. We invest in and build customer-focused, entrepreneurial mass customization businesses for the long term, which we manage in a decentralized, autonomous manner. Mass customization is a core element of the business model of each Cimpress business. We drive competitive advantage across Cimpress through a select few shared strategic capabilities that have the greatest potential to create Cimpress-wide value. We limit all other central activities to only those which absolutely must be performed centrally.
Irish Merger
On December 3, 2019, Cimpress moved its place of incorporation from the Netherlands to Ireland by a cross-border merger in which Cimpress N.V., a Dutch public limited company, merged with and into Cimpress plc, an Irish public limited company, with Cimpress plc surviving the Irish Merger. As a result of the Irish Merger, all of Cimpress N.V.'s outstanding ordinary shares, par value €0.01 per share, were exchanged on a one-for-one basis for newly issued ordinary shares, nominal value of €0.01 per share, of Cimpress plc, and Cimpress plc assumed all of Cimpress N.V.'s existing rights and obligations.
In conjunction with the Irish Merger, 25,000 Cimpress plc deferred ordinary shares were issued to meet the Irish statutory minimum capital requirements of an Irish public limited company. The deferred ordinary shares remain outstanding following the completion of the Irish Merger and will continue to be outstanding until redeemed or surrendered. These deferred ordinary shares (i) do not have any voting rights; (ii) do not entitle the holders thereof to any dividends or other distributions of Cimpress plc; and (iii) do not entitle the holders thereof to participate in the surplus assets of Cimpress plc on a winding-up beyond, in total, the nominal value of such deferred ordinary shares held. Accordingly, these deferred ordinary shares do not dilute the economic ownership of Cimpress plc shareholders.
The Irish Merger was accounted for as a merger between entities under common control. The historical financial statements of Cimpress N.V. for periods prior to the Irish Merger are considered to be the historical financial statements of Cimpress plc. The Irish Merger has not had and is not expected to have a material impact on how Cimpress conducts its day-to-day operations, its financial position, consolidated effective tax rate, results of operations or cash flows.